Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Lease income—net investment in leases
Interest income		¥ 87,189	¥ 80,810	¥ 73,379
Other		2,500	2,568	2,598
Lease income – operating leases	[1]	535,490	499,541	450,454
Total lease income		¥ 625,179	¥ 582,919	¥ 526,431
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues	Revenues

[1]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥17,912 million, ¥25,699 million and ¥20,960 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥22,236 million, ¥31,233 million and ¥32,481 million for fiscal 2022, 2023 and 2024, respectively.